UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Santander UK plc1

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
April 1, 2024	to	June 30, 2024
Date of Report (Date of earliest event reported):	June 30, 2024
Commission File Number of securitizer:	025-00440
Central Index Key Number of securitizer:	0001087711

Alan Williams, +44 800 389 7000
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

1	Santander UK plc, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities issued in securitization programs sponsored by it and outstanding during the second quarterly reporting period in 2024 in the residential mortgage asset class, and issued and offered by the issuing entities Fosse Master Issuer PLC and Holmes Master Issuer PLC in either offerings registered under the U.S. Securities Act of 1933, as amended (the Securities Act) or in reliance on Rule 144A under the Securities Act. The information included in this Form does not include Santander UK plc's securitization programs under which asset-backed securities are issued and sold solely in offerings outside the United States in reliance on Regulation S under the Securities Act.

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

There is no activity to report for the second quarterly period in 2024 with respect to asset-backed securities issued by Fosse Master Issuer PLC.

The following table sets forth activity for the second quarterly period in 2024 with respect to asset-backed securities issued by Holmes Master Issuer PLC.

Rule 15Ga-1 Periodic Filing for Holmes Master Issuer PLC under its Residential Mortgage Backed Note Programme

Name of Issuing Entity		Check if Registered	Name of Originator	Total Assets in ABS by Originator [1]			Assets That Were Subject of Demand [2]			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
				(#)	($) [3]	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)		(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class: Residential Mortgage Loans [4]
Issuing Entity: Holmes Master Issuer PLC
(1)	Series 2022-1 Issuance (issued on 4 August 2022, stated as at 30 June 2022 cut-off date) [5]		Santander UK plc	39,022	2,453,876,849.87	100.00%
(2)	Series 2023-1 Issuance (issued on 14 February 2023, stated as at 31 December 2022)		Santander UK plc	38,380	2,941,413,654.42	100.00%
(3)	Series 2023-2 Issuance (issued on 7 September 2023, stated as at 31 July 2023)		Santander UK plc	40,865	4,636,456,835.18	100.00%
(4)	Series 2024-1 Issuance (issued on 11 January 2024, stated as at 30 November 2023)		Santander UK plc	44,501	5,839,223,051.55	100.00%
(5)	Total (as at 30 June 2024)		Santander UK plc	42,708	5,906,977,605.62	100.00%	1	208,127.46	0.00%	1	208,127.46	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%

1 The total assets for columns (d), (e) and (f) are reported by reference to each issuance by the issuing entity, Holmes Master Issuer PLC, as this is not a stand-alone securitisation (but a master trust). Accordingly, information as to assets that were the subject of demand and repurchased for this quarterly period is shown in row (5) in respect of the issuing entity. For each row, per issuance, the total assets and outstanding principal balances of assets in the pool are reported. Row (5) for columns (d), (e) and (f) also shows the number of total assets in the entire asset pool backing the issuances by Holmes Master Issuer PLC as at June 30, 2024 for the purpose of calculating the percentages of the repurchases for the second quarterly reporting period.

2 The assets that were subject to repurchase as a result of breaches of representations and warranties in relation to asset-backed securities issued by Holmes Master Issuer PLC are shown in row (5) for columns (g) to (x).

3 The total principal balance for these assets is originally stated in pounds sterling (GBP), being the underlying currency of the assets. For the purpose of this filing, the original sterling amount has been converted to US Dollars using historic exchange rates for GBP to USD conversions as provided by Bloomberg for the relevant reference date. For the amounts provided for issuances of asset-backed securities by Holmes Master Issuer PLC, the relevant reference date for the exchange rate is the portfolio cut-off date stated in column (a). For the amounts provided as at the end of the quarter in row (5), the relevant reference date for the exchange rate is the quarterly period end date stated in column (a). If, in each case, the relevant reference date did not fall on a London business day, the exchange rate provided by Bloomberg for the next following London business day is used; unless such London business day fell in another calendar month, in which case the exchange rate provided by Bloomberg for the immediately preceding London business day is used.

4 These are residential mortgage loans secured over properties located in England, Wales and Scotland.

5 The numbers of loan accounts and total balances stated for columns (d) and (e) for all issuances by Holmes Master Issuer PLC are stated as at a portfolio cut-off date for each such issuance. The portfolio cut-off date is the relevant reference date for the statistical information on the portfolio included in the offering document for each issuance.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Not applicable.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Santander UK plc
(Securitizer)

By:	/s/ Alan Williams
Name:	Alan Williams
Title:	Senior officer in charge of securitization of the securitizer

Date: August 14, 2024